JSD
Nuveen Short Duration Credit Opportunities Fund
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	LONG-TERM INVESTMENTS – 163.0% (97.4% of Total Investments)
	VARIABLE RATE SENIOR LOAN INTERESTS – 148.2% (88.6% of Total Investments) (2)
	Aerospace & Defense – 3.2% (1.9% of Total Investments)
$547	MacDonald, Dettwiler and Associates, Ltd., Term Loan B	4.854%	3-Month LIBOR	2.750%	10/05/24	B	$485,874
2,368	Sequa Corporation, Term Loan B	7.187%	3-Month LIBOR	5.000%	11/28/21	B	2,338,812
854	Sequa Corporation, Term Loan, Second Lien	10.936%	3-Month LIBOR	9.000%	4/28/22	Caa2	830,340
1,638	Transdigm, Inc., Term Loan F	4.286%	1-Month LIBOR	2.500%	6/09/23	Ba3	1,632,665
5,407	Total Aerospace & Defense						5,287,691
	Air Freight & Logistics – 0.9% (0.5% of Total Investments)
780	PAE Holding Corporation, Term Loan B	7.604%	3-Month LIBOR	5.500%	10/20/22	B+	783,720
722	XPO Logistics, Inc., Term Loan B	3.786%	1-Month LIBOR	2.000%	2/24/25	BBB-	724,162
1,502	Total Air Freight & Logistics						1,507,882
	Airlines – 2.5% (1.5% of Total Investments)
692	American Airlines, Inc., Replacement Term Loan	3.939%	1-Month LIBOR	2.000%	10/10/21	BB+	693,768
87	American Airlines, Inc., Term Loan 2025	3.554%	1-Month LIBOR	1.750%	6/27/25	BB+	86,256
1,475	American Airlines, Inc., Term Loan B	3.805%	1-Month LIBOR	2.000%	4/28/23	BB+	1,475,473
1,305	American Airlines, Inc., Term Loan B	3.921%	1-Month LIBOR	2.000%	12/14/23	BB+	1,304,733
500	WestJet Airlines, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba2	503,023
4,059	Total Airlines						4,063,253
	Auto Components – 1.4% (0.8% of Total Investments)
840	DexKo Global, Inc., Term Loan B	5.286%	1-Month LIBOR	3.500%	7/24/24	B1	829,950
1,000	Johnson Controls Inc., Term Loan B	5.300%	1-Month LIBOR	3.500%	4/30/26	BB	988,750
483	Superior Industries International, Inc., Term Loan B	5.786%	1-Month LIBOR	4.000%	5/23/24	B1	439,786
2,323	Total Auto Components						2,258,486
	Beverages – 0.8% (0.5% of Total Investments)
1,253	Jacobs Douwe Egberts, Term Loan B	3.813%	1-Month LIBOR	1.750%	11/01/25	BB	1,256,856
	Biotechnology – 1.2% (0.7% of Total Investments)
1,950	Grifols, Inc., Term Loan B	4.086%	1-Week LIBOR	2.250%	1/31/25	BB+	1,955,470
	Building Products – 1.8% (1.1% of Total Investments)
593	ACProducts, Inc., Term Loan, First Lien	7.286%	1-Month LIBOR	5.500%	2/15/24	B+	564,356
174	Fairmount, Initial Term Loan	6.043%	3-Month LIBOR	4.000%	6/01/25	BB-	122,455
322	Ply Gem Industries, Inc., Term Loan B	5.664%	1-Month LIBOR	3.750%	4/12/25	B+	312,082

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Building Products (continued)
$2,049	Quikrete Holdings, Inc., Term Loan B	4.536%	1-Month LIBOR	2.750%	11/15/23	BB-	$2,043,710
3,138	Total Building Products						3,042,603
	Capital Markets – 2.3% (1.4% of Total Investments)
812	Capital Automotive LP, Term Loan, First Lien	4.290%	1-Month LIBOR	2.500%	3/24/24	B1	812,217
1,337	Capital Automotive LP, Term Loan, Second Lien	7.790%	1-Month LIBOR	6.000%	3/24/25	CCC+	1,343,875
1,658	RPI Finance Trust, Term Loan B6	3.786%	1-Month LIBOR	2.000%	4/17/23	BBB-	1,667,649
3,807	Total Capital Markets						3,823,741
	Chemicals – 0.3% (0.1% of Total Investments)
420	Ineos US Finance LLC, Term Loan	3.786%	1-Month LIBOR	2.000%	3/31/24	BBB-	416,398
	Commercial Services & Supplies – 3.9% (2.3% of Total Investments)
227	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	6.354%	3-Month LIBOR	4.250%	6/21/24	B-	220,535
500	Dun & Bradstreet Corp., Initial Term Loan	6.804%	1-Month LIBOR	5.000%	2/08/26	BB	502,030
3,048	Formula One Group, Term Loan B	4.286%	1-Month LIBOR	2.500%	2/01/24	B+	3,010,409
420	Garda World Security Corp, Term Loan B, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	BB+	418,337
495	GFL Environmental, Term Loan	4.786%	1-Month LIBOR	3.000%	5/31/25	B+	494,059
1,241	iQor US, Inc., Term Loan, First Lien	7.099%	3-Month LIBOR	5.000%	4/01/21	Caa1	1,035,656
167	iQor US, Inc., Term Loan, Second Lien	10.849%	3-Month LIBOR	8.750%	4/01/22	Caa3	123,126
280	KAR Auction Services, Inc., Term Loan B6	4.125%	1-Month LIBOR	2.250%	9/19/26	Ba2	281,479
199	Robertshaw US Holding Corp., Initial Term Loan, First Lien	5.063%	1-Month LIBOR	3.250%	2/28/25	B	180,043
169	West Corporation, Incremental Term Loan B1	5.286%	1-Month LIBOR	3.500%	10/10/24	BB+	140,414
6,746	Total Commercial Services & Supplies						6,406,088
	Communications Equipment – 2.7% (1.6% of Total Investments)
2,612	Avaya, Inc., Term Loan B	6.171%	1-Month LIBOR	4.250%	12/15/24	BB-	2,499,436
1,073	CommScope, Inc., Term Loan B	5.036%	1-Month LIBOR	3.250%	4/04/26	Ba3	1,054,355
893	Mitel US Holdings, Inc., Term Loan, First Lien	6.532%	1-Month LIBOR	4.500%	11/30/25	B	794,434
159	Plantronics, Term Loan B	4.286%	1-Month LIBOR	2.500%	7/02/25	Ba1	157,797
4,737	Total Communications Equipment						4,506,022
	Construction & Engineering – 1.1% (0.7% of Total Investments)
711	KBR, Inc., Term Loan B	5.536%	1-Month LIBOR	3.750%	4/25/25	BB-	713,290

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Construction & Engineering (continued)
$1,316	Traverse Midstream Partners, Term Loan B	5.800%	1-Month LIBOR	4.000%	9/27/24	B+	$1,161,806
2,027	Total Construction & Engineering						1,875,096
	Consumer Finance – 0.5% (0.3% of Total Investments)
736	Verscend Technologies, Tern Loan B	6.286%	1-Month LIBOR	4.500%	8/27/25	B+	737,712
	Containers & Packaging – 0.9% (0.5% of Total Investments)
748	Berry Global, Inc., Term Loan U	4.439%	1-Month LIBOR	2.500%	7/01/26	BBB-	751,525
699	Berry Global, Inc., Term Loan W	3.878%	1-Month LIBOR	2.000%	10/01/22	BBB-	701,709
1,447	Total Containers & Packaging						1,453,234
	Distributors – 0.5% (0.3% of Total Investments)
213	Insurance Auto Actions Inc., Term Loan	4.063%	1-Month LIBOR	2.250%	6/28/26	BB+	214,423
578	SRS Distribution, Inc., Term Loan B	5.036%	1-Month LIBOR	3.250%	5/24/25	B	560,054
791	Total Distributors						774,477
	Diversified Consumer Services – 2.3% (1.4% of Total Investments)
1,810	Cengage Learning Acquisitions, Inc., Term Loan B	6.036%	1-Month LIBOR	4.250%	6/07/23	B	1,690,586
1,060	Houghton Mifflin, Term Loan B, First Lien	4.786%	1-Month LIBOR	3.000%	5/29/21	B	1,055,545
744	Refinitiv, Term Loan B	5.536%	1-Month LIBOR	3.750%	10/01/25	BB+	748,983
363	Sotheby's, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	356,220
3,977	Total Diversified Consumer Services						3,851,334
	Diversified Financial Services – 2.4% (1.5% of Total Investments)
424	Blackstone CQP, Term Loan	5.656%	3-Month LIBOR	3.500%	9/30/24	B+	422,481
1,231	Ditech Holding Corp., Term Loan, (5)	0.000%	N/A	N/A	6/30/22	D	502,348
602	Getty Images, Inc., Initial Dollar Term Loan	6.313%	1-Month LIBOR	4.500%	2/19/26	B2	587,520
875	Inmarsat Finance, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B1	863,104
373	Lions Gate Entertainment Corp., Term Loan B	4.036%	1-Month LIBOR	2.250%	3/24/25	Ba2	363,858
1,370	Travelport LLC, Term Loan B	7.104%	3-Month LIBOR	5.000%	5/30/26	B+	1,280,094
4,875	Total Diversified Financial Services						4,019,405
	Diversified Telecommunication Services – 8.4% (5.0% of Total Investments)
684	CenturyLink, Inc., Initial Term Loan A	4.536%	1-Month LIBOR	2.750%	11/01/22	BBB-	686,599
4,223	CenturyLink, Inc., Term Loan B	4.536%	1-Month LIBOR	2.750%	1/31/25	BBB-	4,186,302
3,005	Frontier Communications Corporation, Term Loan B	5.540%	1-Month LIBOR	3.750%	6/15/24	B	3,000,336
195	Intelsat Jackson Holdings, S.A., Term Loan B4	6.432%	6-Month LIBOR	4.500%	1/02/24	B1	197,759
312	Intelsat Jackson Holdings, S.A., Term Loan B5	6.625%	N/A	N/A	1/02/24	B1	320,239
200	Level 3 Financing, Inc., Term Loan B	4.036%	1-Month LIBOR	2.250%	2/22/24	BBB-	200,500

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Diversified Telecommunication Services (continued)
$1,980	Numericable Group S.A., Term Loan B13	5.921%	1-Month LIBOR	4.000%	8/14/26	B	$1,954,547
1,250	Windstream Corporation, DIP Term Loan	4.290%	1-Month LIBOR	2.500%	2/26/21	N/R	1,253,906
2,000	Ziggo B.V., Term Loan E	4.421%	1-Month LIBOR	2.500%	4/15/25	BB	1,978,820
13,849	Total Diversified Telecommunication Services						13,779,008
	Electric Utilities – 1.3% (0.7% of Total Investments)
354	ExGen Renewables, Term Loan	5.130%	3-Month LIBOR	3.000%	11/28/24	B	334,918
1,084	Vistra Operations Co., Term Loan B1	3.786%	1-Month LIBOR	2.000%	8/04/23	BBB-	1,088,587
640	Vistra Operations Co., Term Loan B3	3.889%	1-Month LIBOR	2.000%	12/31/25	BBB-	643,139
2,078	Total Electric Utilities						2,066,644
	Electronic Equipment, Instruments & Components – 0.5% (0.3% of Total Investments)
804	TTM Technologies, Inc., Term Loan B	4.532%	1-Month LIBOR	2.500%	9/28/24	BB+	791,960
	Entertainment – 0.5% (0.3% of Total Investments)
847	AMC Entertainment, Inc., Term Loan B, (DD1)	5.230%	6-Month LIBOR	3.000%	4/22/26	Ba2	847,893
	Equity Real Estate Investment Trust – 1.8% (1.1% of Total Investments)
3,042	Communications Sales & Leasing, Inc., Shortfall Term Loan	6.786%	1-Month LIBOR	5.000%	10/24/22	BB	2,935,550
	Food & Staples Retailing – 5.4% (3.2% of Total Investments)
5,533	Albertson's LLC, Term Loan B7	4.536%	1-Month LIBOR	2.750%	11/17/25	BB	5,566,259
559	Albertson's LLC, Term Loan B8	4.536%	1-Month LIBOR	2.750%	8/17/26	BB	562,364
293	Del Monte Foods Company, Term Loan, First Lien	7.000%	Prime	2.250%	2/18/21	CCC+	254,482
2,454	US Foods, Inc., Term Loan B	3.786%	1-Month LIBOR	2.000%	6/27/23	BB+	2,464,229
8,839	Total Food & Staples Retailing						8,847,334
	Food Products – 0.7% (0.4% of Total Investments)
585	American Seafoods Group LLC, Term Loan B	4.770%	1-Month LIBOR	2.750%	8/21/23	BB-	584,751
500	BellRing Brands, Term Loan, First Lien	6.786%	1-Month LIBOR	5.000%	10/21/24	B+	499,690
1,085	Total Food Products						1,084,441
	Health Care Equipment & Supplies – 0.9% (0.6% of Total Investments)
550	Greatbatch, New Term Loan B	4.980%	1-Month LIBOR	3.000%	10/27/22	B+	552,715
349	MedPlast, Term Loan, First Lien	5.854%	3-Month LIBOR	3.750%	7/02/25	B-	327,535
720	Vyaire Medical, Inc., Term Loan B	6.835%	3-Month LIBOR	4.750%	4/30/25	B3	644,198
1,619	Total Health Care Equipment & Supplies						1,524,448
	Health Care Providers & Services – 10.6% (6.3% of Total Investments)
1,444	Air Medical Group Holdings, Inc., Term Loan B	5.096%	1-Month LIBOR	3.250%	4/28/22	B1	1,301,006
434	Air Methods Term Loan, First Lien	5.604%	3-Month LIBOR	3.500%	4/21/24	B	350,536
494	Ardent Health, Term Loan, First Lien	6.286%	1-Month LIBOR	4.500%	6/28/25	B1	494,552

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Health Care Providers & Services (continued)
$940	Brightspring Health, Term Loan B	6.490%	1-Month LIBOR	4.500%	3/05/26	B1	$939,733
497	Catalent Pharma Solutions, Inc., Dollar Term Loan B2	4.036%	1-Month LIBOR	2.250%	5/17/26	BB	498,806
254	Civitas Solutions, Term Loan B, (DD1)	6.040%	1-Month LIBOR	4.250%	3/08/26	B1	255,214
15	Civitas Solutions, Term Loan C	6.040%	1-Month LIBOR	4.250%	3/08/26	B1	14,655
800	DaVita, Inc., Term Loan B	4.036%	1-Month LIBOR	2.250%	8/12/26	BBB-	803,036
857	Envision Healthcare Corporation, Initial Term Loan	5.536%	1-Month LIBOR	3.750%	10/10/25	B+	696,241
248	HCA, Inc., Term Loan B11	3.536%	1-Month LIBOR	1.750%	3/17/23	BBB-	249,328
10	Heartland Dental Care, Inc., Delay Draw Facility, (6)	5.070%	N/A	5.070%	4/30/25	B2	10,029
458	Heartland Dental Care, Inc., Term Loan, First Lien	5.536%	1-Month LIBOR	3.750%	4/30/25	B2	445,899
150	Jordan Health, Initial Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B3	124,125
1,629	Kindred at Home Hospice, Term Loan B	5.563%	1-Month LIBOR	3.750%	7/02/25	B1	1,628,733
2,813	Lifepoint Health, Inc., Term Loan	6.304%	1-Month LIBOR	4.500%	11/16/25	B+	2,809,824
439	Millennium Laboratories, Inc., Term Loan B, First Lien	8.286%	1-Month LIBOR	6.500%	12/21/20	Caa3	194,453
3,447	Pharmaceutical Product Development, Inc., Term Loan B	4.286%	1-Month LIBOR	2.500%	8/18/22	Ba3	3,444,242
111	Quorum Health Corp., Term Loan B	8.677%	3-Month LIBOR	6.750%	4/29/22	B1	107,262
2,011	Select Medical Corporation, Term Loan B	4.580%	6-Month LIBOR	2.500%	3/06/25	Ba2	2,005,520
1,161	Team Health, Inc., Initial Term Loan	4.536%	1-Month LIBOR	2.750%	2/06/24	B+	902,484
148	Vizient, Inc., Term Loan B	4.286%	1-Month LIBOR	2.500%	5/06/26	BB-	148,081
18,360	Total Health Care Providers & Services						17,423,759
	Health Care Technology – 3.0% (1.8% of Total Investments)
1,903	Emdeon, Inc., Term Loan	4.286%	1-Month LIBOR	2.500%	3/01/24	B+	1,893,921
1,408	Onex Carestream Finance LP, Term Loan, First Lien	7.536%	1-Month LIBOR	5.750%	2/28/21	B1	1,357,059
849	Onex Carestream Finance LP, Term Loan, Second Lien	11.286%	1-Month LIBOR	9.500%	6/07/21	B-	815,212
850	Zelis, Term Loan B, (DD1)	6.536%	1-Month LIBOR	4.750%	9/30/26	B	842,563
5,010	Total Health Care Technology						4,908,755
	Hotels, Restaurants & Leisure – 14.7% (8.8% of Total Investments)
1,013	24 Hour Fitness Worldwide, Inc., Term Loan B	5.286%	1-Month LIBOR	3.500%	5/31/25	Ba3	786,889
2,584	Burger King Corporation, Term Loan B3	4.036%	1-Month LIBOR	2.250%	2/16/24	BB	2,591,533
1,698	Caesars Entertainment Operating Company, Inc., Term Loan B	3.786%	1-Month LIBOR	2.000%	10/06/24	BB	1,699,371
3,884	Caesars Resort Collection, Term Loan, First Lien	4.536%	1-Month LIBOR	2.750%	12/22/24	BB	3,831,894

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Hotels, Restaurants & Leisure (continued)
$150	Carrols Restaurant Group Inc., Term Loan B	5.060%	1-Month LIBOR	3.250%	4/30/26	B	$146,632
1,134	CCM Merger, Inc., Term Loan B	4.036%	1-Month LIBOR	2.250%	8/09/21	BB	1,136,036
1,616	CityCenter Holdings LLC, Term Loan B	4.036%	1-Month LIBOR	2.250%	4/18/24	BB-	1,617,902
732	ClubCorp Operations, Inc., Term Loan B	4.854%	3-Month LIBOR	2.750%	9/18/24	B	646,193
1,458	Equinox Holdings, Inc., Term Loan B1	4.786%	1-Month LIBOR	3.000%	3/08/24	B+	1,455,575
177	Hilton Hotels, Term Loan B2	3.573%	1-Month LIBOR	1.750%	6/21/26	BBB-	178,234
1,103	Life Time Fitness, Inc., Term Loan B	4.874%	3-Month LIBOR	2.750%	6/15/22	BB-	1,100,344
350	MGM Resorts International, Term Loan A	3.710%	1-Week LIBOR	2.000%	12/21/23	BB+	349,125
453	PCI Gaming, Term Loan B	4.786%	1-Month LIBOR	3.000%	5/31/26	BBB-	456,133
993	Penn National Gaming, Inc., Term Loan B	4.036%	1-Month LIBOR	2.250%	10/15/25	BB	997,959
3,780	Scientific Games Corp., Initial Term Loan B5	4.536%	1-Month LIBOR	2.750%	8/14/24	Ba3	3,742,933
1,786	Stars Group Holdings, Term Loan B	5.604%	3-Month LIBOR	3.500%	7/10/25	B+	1,796,083
1,708	Station Casino LLC, Term Loan B	4.290%	1-Month LIBOR	2.500%	6/08/23	BB-	1,712,539
24,619	Total Hotels, Restaurants & Leisure						24,245,375
	Household Durables – 0.2% (0.1% of Total Investments)
626	Serta Simmons Holdings LLC, Term Loan, First Lien	5.421%	1-Month LIBOR	3.500%	11/08/23	CCC+	372,615
	Household Products – 1.3% (0.8% of Total Investments)
600	KIK Custom Products Inc., Term Loan B2	5.804%	1-Month LIBOR	4.000%	5/15/23	B3	568,665
1,619	Reynolds Group Holdings, Inc., Term Loan, First Lien	4.536%	1-Month LIBOR	2.750%	2/05/23	B+	1,620,849
2,219	Total Household Products						2,189,514
	Industrial Conglomerates – 0.4% (0.3% of Total Investments)
739	Education Adisory Board, Term Loan, First Lien	5.736%	6-Month LIBOR	3.750%	9/29/24	B2	728,363
	Insurance – 0.9% (0.5% of Total Investments)
488	Acrisure LLC, Term Loan B	6.354%	3-Month LIBOR	4.250%	11/22/23	B	480,086
1,001	Hub International Holdings, Inc., Term Loan B	4.940%	3-Month LIBOR	3.000%	4/25/25	B	981,046
1,489	Total Insurance						1,461,132
	Interactive Media & Services – 1.5% (0.9% of Total Investments)
1,679	Rackspace Hosting, Inc., Refinancing Term Loan B, First Lien, (DD1)	5.287%	3-Month LIBOR	3.000%	11/03/23	BB+	1,498,734

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Interactive Media & Services (continued)
$992	WeddingWire, Inc., Term Loan	6.286%	1-Month LIBOR	4.500%	12/21/25	B+	$988,778
2,671	Total Interactive Media & Services						2,487,512
	Internet & Direct Marketing Retail – 1.0% (0.6% of Total Investments)
1,731	Uber Technologies, Inc., Term Loan	5.914%	1-Month LIBOR	4.000%	4/04/25	B1	1,710,516
	Internet Software & Services – 1.0% (0.6% of Total Investments)
970	Ancestry.com, Inc., Term Loan, First Lien	5.540%	1-Month LIBOR	3.750%	10/19/23	B	894,883
392	Dynatrace, Term Loan, First Lien	6.750%	Prime	2.250%	8/23/25	B1	393,794
1,109	SkillSoft Corporation, Term Loan, Second Lien	10.446%	6-Month LIBOR	8.250%	4/28/22	C	351,675
2,471	Total Internet Software & Services						1,640,352
	IT Services – 4.6% (2.8% of Total Investments)
997	Datto, Inc., Term Loan	6.036%	1-Month LIBOR	4.250%	4/02/26	B	1,007,475
335	DTI Holdings, Inc., Replacement Term Loan B1	6.677%	3-Month LIBOR	4.750%	9/30/23	B-	292,031
1,257	Sabre, Inc., Term Loan B	3.786%	1-Month LIBOR	2.000%	2/22/24	BB	1,260,595
1,500	Syniverse Holdings, Inc., Initial Term Loan, Second Lien	10.921%	1-Month LIBOR	9.000%	3/11/24	CCC	1,152,000
1,490	Syniverse Holdings, Inc., Term Loan C	6.921%	1-Month LIBOR	5.000%	3/09/23	B2	1,344,401
977	Tempo Acquisition LLC, Term Loan B	4.786%	1-Month LIBOR	3.000%	5/01/24	B1	979,539
1,027	West Corporation, Term Loan B	5.927%	3-Month LIBOR	4.000%	10/10/24	BB+	857,666
2	West Corporation, Term Loan B	5.786%	1-Month LIBOR	4.000%	10/10/24	BB+	2,508
726	WEX, Inc., Term Loan B3	4.036%	1-Month LIBOR	2.250%	5/17/26	Ba2	729,683
8,311	Total IT Services						7,625,898
	Life Sciences Tools & Services – 0.4% (0.2% of Total Investments)
661	Parexel International Corp., Term Loan B	4.536%	1-Month LIBOR	2.750%	9/27/24	B2	632,027
	Machinery – 1.7% (1.0% of Total Investments)
152	BJ's Wholesale Club, Inc., Term Loan B	4.671%	1-Month LIBOR	2.750%	2/03/24	BB-	152,692
693	Gardner Denver, Inc., Term Loan B	4.536%	1-Month LIBOR	2.750%	7/30/24	BB+	695,603
621	Gates Global LLC, Term Loan B	4.536%	1-Month LIBOR	2.750%	4/01/24	B+	609,275
1,322	TNT Crane and Rigging Inc., Initial Term Loan, First Lien, (DD1)	6.604%	3-Month LIBOR	4.500%	11/27/20	CCC+	1,091,073
400	TNT Crane and Rigging, Inc., Term Loan, Second Lien	11.104%	3-Month LIBOR	9.000%	11/27/21	CCC-	244,000
3,188	Total Machinery						2,792,643
	Marine – 0.6% (0.4% of Total Investments)
389	American Commercial Lines LLC, Term Loan B, First Lien	10.677%	3-Month LIBOR	8.750%	11/12/20	CCC+	203,909

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Marine (continued)
$969	Harvey Gulf International Marine, Inc., Exit Term Loan	8.034%	6-Month LIBOR	6.000%	7/02/23	B	$770,344
1,358	Total Marine						974,253
	Media – 14.3% (8.6% of Total Investments)
200	Advantage Sales & Marketing, Inc., Term Loan B2, First Lien, (DD1)	5.036%	1-Month LIBOR	3.250%	7/25/21	B2	185,928
602	Advantage Sales & Marketing, Inc., Term Loan, First Lien, (DD1)	5.036%	1-Month LIBOR	3.250%	7/25/21	B2	563,798
329	Affinion Group Holdings, Inc., Consenting Term Loan, (cash 4.054%, PIK 1.750%)	5.804%	1-Month LIBOR	4.000%	4/10/24	N/R	281,172
72	Catalina Marketing Corporation, First Out Loan	9.346%	1-Month LIBOR	7.500%	2/15/23	N/R	60,168
94	Catalina Marketing Corporation, Last Out PIK Term Loan, (cash 2.846%, PIK 9.500%)	2.846%	1-Month LIBOR	1.000%	8/15/23	N/R	41,577
168	CBS Radio, Inc., Term Loan B	4.554%	1-Month LIBOR	2.750%	11/18/24	BB	168,121
410	Cineworld Group PLC, Term Loan B	4.036%	1-Month LIBOR	2.250%	2/28/25	BB-	404,904
3,437	Clear Channel Communications, Inc., Exit Term Loan	6.032%	1-Month LIBOR	4.000%	5/01/26	BB-	3,453,372
2,986	Clear Channel Outdoor Holdings, Inc., Term Loan B	5.286%	1-Month LIBOR	3.500%	8/21/26	B+	2,995,736
499	CSC Holdings LLC, Refinancing Term Loan	4.171%	1-Month LIBOR	2.250%	7/17/25	BB	497,093
843	CSC Holdings, LLC, Term Loan B5	4.327%	2-Month LIBOR	2.500%	4/15/27	BB	843,616
493	Cumulus Media, Inc., Term Loan B	5.536%	1-Month LIBOR	3.750%	3/31/26	B	495,644
497	EW Scripps, Term Loan B	4.536%	1-Month LIBOR	2.750%	5/01/26	BB+	498,371
415	Gray Television, Inc., Term Loan B2	4.261%	1-Month LIBOR	2.250%	2/07/24	BB+	416,330
684	IMG Worldwide, Inc., Term Loan B	4.540%	1-Month LIBOR	2.750%	5/16/25	B	662,383
1,772	Intelsat Jackson Holdings, S.A., Term Loan B	5.682%	6-Month LIBOR	3.750%	11/27/23	B1	1,771,952
402	LCPR Loan Financing LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB-	405,477
2,664	McGraw-Hill Education Holdings LLC, Term Loan B	5.786%	1-Month LIBOR	4.000%	5/04/22	BB+	2,446,035
579	Meredith Corporation, Term Loan B1	4.536%	1-Month LIBOR	2.750%	1/31/25	Ba2	581,359
892	Metro-Goldwyn-Mayer, Inc., Term Loan, First Lien	4.290%	1-Month LIBOR	2.500%	7/03/25	BB	879,856
400	Metro-Goldwyn-Mayer, Inc., Term Loan, Second Lien	6.290%	1-Month LIBOR	4.500%	7/06/26	B2	384,000
600	Nexstar Broadcasting, Inc., Term Loan B	4.554%	1-Month LIBOR	2.750%	9/19/26	BB	602,958
255	Nexstar Broadcasting, Inc., Term Loan B3	4.282%	1-Month LIBOR	2.250%	1/17/24	BB	255,834
1,284	Nexstar Broadcasting, Inc., Term Loan B3	4.050%	1-Month LIBOR	2.250%	1/17/24	BB	1,287,502
132	Red Ventures, Term Loan B	4.800%	1-Month LIBOR	3.000%	11/08/24	BB	131,825

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Media (continued)
$622	Sinclair Television Group, Term Loan B2	4.040%	1-Month LIBOR	2.250%	1/03/24	BB+	$622,321
350	Sinclair Television Group, Term Loan B2	4.430%	1-Month LIBOR	2.500%	9/30/26	BB+	350,984
508	Springer SBM Two GmbH, Term Loan B16	5.286%	1-Month LIBOR	3.500%	8/24/24	B2	504,958
1,858	WideOpenWest Finance LLC, Term Loan B	5.054%	1-Month LIBOR	3.250%	8/19/23	B	1,788,242
24,047	Total Media						23,581,516
	Multiline Retail – 1.1% (0.7% of Total Investments)
1,488	Belk, Inc., Term Loan B, First Lien	6.803%	6-Month LIBOR	4.750%	12/10/22	B2	1,250,207
616	EG America LLC, Term Loan, First Lien	6.104%	3-Month LIBOR	4.000%	2/05/25	B	595,774
2,104	Total Multiline Retail						1,845,981
	Multi-Utilities – 0.8% (0.5% of Total Investments)
1,354	Pacific Gas & Electric, Revolving Loan, (WI/DD), (5)	TBD	TBD	TBD	TBD	N/R	1,270,156
	Oil, Gas & Consumable Fuels – 4.4% (2.6% of Total Investments)
1,077	BCP Renaissance Parent, Term Loan B	5.363%	2-Month LIBOR	3.500%	11/01/24	BB-	979,424
850	Buckeye Partners, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	854,951
599	California Resources Corporation, Term Loan	12.175%	1-Month LIBOR	10.375%	12/31/21	B	409,388
1,865	California Resources Corporation, Term Loan B	6.550%	1-Month LIBOR	4.750%	12/31/22	B	1,614,157
1,423	Fieldwood Energy LLC, Exit Term Loan, (DD1)	7.177%	3-Month LIBOR	5.250%	4/11/22	BB-	1,151,597
1,456	Fieldwood Energy LLC, Exit Term Loan, Second Lien	9.177%	3-Month LIBOR	7.250%	4/11/23	B+	764,578
299	Gulf Finance, LLC, Term Loan B	7.360%	3-Month LIBOR	5.250%	8/25/23	B	221,351
998	Oryx, Initial Term Loan	5.804%	1-Month LIBOR	4.000%	5/22/26	BB	930,169
475	Peabody Energy Corporation, Term Loan B	4.536%	1-Month LIBOR	2.750%	3/31/25	BB	382,001
9,042	Total Oil, Gas & Consumable Fuels						7,307,616
	Personal Products – 1.9% (1.1% of Total Investments)
846	Coty, Inc., Term Loan A	3.478%	1-Month LIBOR	1.500%	4/05/23	BB-	822,780
132	Coty, Inc., Term Loan B	4.228%	1-Month LIBOR	2.250%	4/05/25	BB-	128,244
500	Edgewell Personal Care Company, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	500,940
2,157	Revlon Consumer Products Corporation, Term Loan B, First Lien, (DD1)	5.624%	3-Month LIBOR	3.500%	9/07/23	B3	1,701,655
3,635	Total Personal Products						3,153,619
	Pharmaceuticals – 2.8% (1.7% of Total Investments)
1,688	Concordia Healthcare Corp, Exit Term Loan	7.251%	1-Week LIBOR	5.500%	9/06/24	B-	1,591,920

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Pharmaceuticals (continued)
$72	Mallinckrodt International Finance S.A., Term Loan B, First Lien	4.854%	3-Month LIBOR	2.750%	9/24/24	B2	$56,376
249	Mallinckrodt International Finance S.A., Term Loan, First Lien	5.175%	3-Month LIBOR	3.000%	2/24/25	B2	195,755
645	Valeant Pharmaceuticals International, Inc., Term Loan B	4.671%	1-Month LIBOR	2.750%	11/27/25	Ba2	646,940
2,154	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien	4.921%	1-Month LIBOR	3.000%	6/02/25	Ba2	2,163,702
4,808	Total Pharmaceuticals						4,654,693
	Professional Services – 2.2% (1.3% of Total Investments)
980	Ceridian HCM Holding, Inc., Term Loan B	4.800%	1-Month LIBOR	3.000%	4/30/25	B	983,785
1,541	Nielsen Finance LLC, Term Loan B4	3.940%	1-Month LIBOR	2.000%	10/04/23	BBB-	1,537,747
1,453	Skillsoft Corporation, Initial Term Loan, First Lien	6.946%	6-Month LIBOR	4.750%	4/28/21	Caa2	1,166,958
3,974	Total Professional Services						3,688,490
	Real Estate Management & Development – 1.1% (0.7% of Total Investments)
1,419	GGP, Initial Term Loan A2	4.036%	1-Month LIBOR	2.250%	8/24/23	BB+	1,400,296
481	Realogy Group LLC, Term Loan A	4.072%	1-Month LIBOR	2.250%	2/08/23	BB+	463,203
1,900	Total Real Estate Management & Development						1,863,499
	Road & Rail – 1.9% (1.2% of Total Investments)
1,034	Avolon LLC, Term Loan B3	3.596%	1-Month LIBOR	1.750%	1/15/25	Baa2	1,039,403
739	Ceva Group PLC, Term Loan B	7.104%	3-Month LIBOR	5.000%	8/03/25	B+	644,043
893	Quality Distribution, Incremental Term Loan, First Lien	7.604%	3-Month LIBOR	5.500%	8/18/22	B-	888,218
625	Savage Enterprises LLC, Term Loan B	5.930%	1-Month LIBOR	4.000%	8/01/25	B+	631,064
3,291	Total Road & Rail						3,202,728
	Semiconductors & Semiconductor Equipment – 1.0% (0.6% of Total Investments)
449	Cabot Microelectronics, Term Loan B	4.063%	1-Month LIBOR	2.250%	11/15/25	BB+	451,831
295	Lumileds, Term Loan B	5.604%	3-Month LIBOR	3.500%	6/30/24	CCC+	154,553
288	Microchip Technology, Inc., Term Loan B	3.790%	1-Month LIBOR	2.000%	5/29/25	Baa3	288,704
713	ON Semiconductor Corporation, New Replacement Term Loan B4	3.786%	1-Month LIBOR	2.000%	9/19/26	BB	717,412
1,745	Total Semiconductors & Semiconductor Equipment						1,612,500
	Software – 15.8% (9.4% of Total Investments)
450	Autodata Solutions, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	BB-	443,322
395	Blackboard, Inc., Term Loan B4	6.878%	1-Month LIBOR	5.000%	6/18/21	B-	393,891
630	Compuware Corporation, Term Loan, First Lien	5.786%	1-Month LIBOR	4.000%	8/23/25	B	633,333
697	DiscoverOrg LLC, Term Loan B	6.286%	1-Month LIBOR	4.500%	2/01/26	B	688,040
653	Ellucian, Term Loan B, First Lien	5.354%	3-Month LIBOR	3.250%	9/30/22	B	652,985

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Software (continued)
$996	Epicor Software Corporation,Term Loan B	5.040%	1-Month LIBOR	3.250%	6/01/22	N/R	$993,775
1,941	Greeneden U.S. Holdings II LLC, Term Loan B	5.036%	1-Month LIBOR	3.250%	12/01/23	B2	1,900,341
199	Greenway Health, Term Loan, First Lien	5.850%	3-Month LIBOR	3.750%	2/16/24	B	174,554
2,323	Infor (US), Inc., Term Loan B	4.854%	3-Month LIBOR	2.750%	2/01/22	Ba3	2,327,810
1,437	Informatica, Term Loan B	5.036%	1-Month LIBOR	3.250%	8/06/22	B1	1,441,424
973	Kronos Incorporated, Term Loan B	5.253%	3-Month LIBOR	3.000%	11/01/23	B	972,316
437	McAfee Holdings International, Inc., Term Loan, Second Lien	10.305%	1-Month LIBOR	8.500%	9/28/25	B-	441,328
1,869	McAfee LLC, Term Loan B	5.555%	1-Month LIBOR	3.750%	9/29/24	B	1,871,390
308	Micro Focus International PLC, New Term Loan	4.300%	1-Month LIBOR	2.500%	6/21/24	BB+	300,113
2,082	Micro Focus International PLC, Term Loan B	4.300%	1-Month LIBOR	2.500%	6/21/24	BB+	2,026,737
1,688	Micro Focus International PLC, Term Loan B2	4.050%	1-Month LIBOR	2.250%	11/30/21	BB+	1,679,786
1,511	Misys, New Term Loan, First Lien	5.696%	6-Month LIBOR	3.500%	6/13/24	BB-	1,447,519
671	Misys, New Term Loan, Second Lien	9.446%	6-Month LIBOR	7.250%	6/13/25	CCC+	630,419
126	Mitchell International, Inc., Initial Term Loan, First Lien	5.036%	1-Month LIBOR	3.250%	11/29/24	B2	118,521
133	Mitchell International, Inc., Initial Term Loan, Second Lien	9.036%	1-Month LIBOR	7.250%	11/30/25	CCC	123,000
450	Perforce Software Inc., Term Loan, First Lien	6.286%	1-Month LIBOR	4.500%	7/08/26	B2	444,375
729	RP Crown Parent LLC, Term Loan B	4.536%	1-Month LIBOR	2.750%	10/12/23	B1	729,649
1,416	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B3	4.036%	1-Month LIBOR	2.250%	4/16/25	BB+	1,421,578
924	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B4	4.036%	1-Month LIBOR	2.250%	4/16/25	BB+	927,975
990	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B5	4.036%	1-Month LIBOR	2.250%	4/16/25	BB+	993,908
1,728	TIBCO Software, Inc., Term Loan B	6.000%	1-Month LIBOR	4.000%	7/03/26	BB-	1,722,286
500	Ultimate Software, Term Loan, First Lien	5.536%	1-Month LIBOR	3.750%	5/03/26	B	501,597
26,256	Total Software						26,001,972
	Specialty Retail – 2.4% (1.4% of Total Investments)
696	Academy, Ltd., Term Loan B	6.032%	1-Month LIBOR	4.000%	7/01/22	CCC+	473,998
630	Petco Animal Supplies, Inc., Term Loan B1	5.177%	3-Month LIBOR	3.250%	1/26/23	B2	472,460
915	Petsmart Inc., Term Loan B	4.930%	1-Month LIBOR	3.000%	3/11/22	B	881,164
2,079	Petsmart Inc., Term Loan B, First Lien	5.930%	1-Month LIBOR	4.000%	3/11/22	B	2,031,577

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Specialty Retail (continued)
$156	Serta Simmons Holdings LLC, Term Loan, Second Lien	9.846%	1-Month LIBOR	8.000%	11/08/24	CCC-	$43,801
4,476	Total Specialty Retail						3,903,000
	Technology Hardware, Storage & Peripherals – 5.3% (3.1% of Total Investments)
1,684	BMC Software, Inc., Term Loan B	6.036%	1-Month LIBOR	4.250%	10/02/25	B2	1,565,913
3,397	Dell International LLC, Refinancing Term Loan B1	3.790%	1-Month LIBOR	2.000%	9/19/25	BBB-	3,413,987
541	Diebold, Inc., Term Loan A1	11.063%	1-Month LIBOR	9.250%	8/30/22	B-	552,787
213	NCR Corporation, Delayed Draw, Term Loan	4.440%	1-Month LIBOR	2.500%	8/28/26	BBB-	213,644
187	NCR Corporation, Term Loan B	4.550%	1-Week LIBOR	2.500%	8/28/26	BBB-	186,938
2,736	Western Digital, Term Loan B	3.747%	1-Month LIBOR	1.750%	4/29/23	BBB-	2,732,348
8,758	Total Technology Hardware, Storage & Peripherals						8,665,617
	Trading Companies & Distributors – 0.3% (0.2% of Total Investments)
546	Univar, Inc., Term Loan B	4.036%	1-Month LIBOR	2.250%	7/01/24	BB+	547,959
	Transportation Infrastructure – 0.3% (0.2% of Total Investments)
496	Atlantic Aviation FBO Inc., Term Loan	5.540%	1-Month LIBOR	3.750%	12/06/25	BB	499,352
	Wireless Telecommunication Services – 2.5% (1.5% of Total Investments)
1,142	Sprint Corporation, Incremental Term Loan	4.813%	1-Month LIBOR	3.000%	2/03/24	BB+	1,137,248
2,925	Sprint Corporation, Term Loan, First Lien	4.313%	1-Month LIBOR	2.500%	2/03/24	BB+	2,896,979
4,067	Total Wireless Telecommunication Services						4,034,227
$255,310	Total Variable Rate Senior Loan Interests (cost $251,477,133)						244,138,665

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 12.1% (7.2% of Total Investments)
	Communications Equipment – 3.1% (1.9% of Total Investments)
$85	Avaya Inc, 144A, (5), (7)	7.000%	4/01/19	N/R	$ —
2,085	Avaya Inc, 144A, (5), (7)	10.500%	3/01/21	N/R	—
3,509	Intelsat Jackson Holdings SA	5.500%	8/01/23	CCC+	3,280,915
1,790	Intelsat Jackson Holdings SA, 144A	9.750%	7/15/25	CCC+	1,858,808
7,469	Total Communications Equipment				5,139,723
	Consumer Finance – 0.1% (0.1% of Total Investments)
160	Verscend Escrow Corp, 144A	9.750%	8/15/26	CCC+	170,200
	Containers & Packaging – 0.9% (0.6% of Total Investments)
1,502	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	5.750%	10/15/20	B+	1,507,299

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Diversified Telecommunication Services – 0.3% (0.2% of Total Investments)
$415	Consolidated Communications Inc	6.500%	10/01/22	CCC+	$374,538
300	Frontier Communications Corp	11.000%	9/15/25	CCC	141,000
715	Total Diversified Telecommunication Services				515,538
	Electric Utilities – 0.9% (0.5% of Total Investments)
750	Pacific Gas & Electric Co, (5)	2.450%	8/15/22	D	695,625
775	Pacific Gas & Electric Co, (5)	6.050%	3/01/34	D	776,937
1,525	Total Electric Utilities				1,472,562
	Entertainment – 0.9% (0.5% of Total Investments)
1,585	AMC Entertainment Holdings Inc	6.125%	5/15/27	B3	1,433,434
	Health Care Equipment & Supplies – 0.1% (0.1% of Total Investments)
350	Mallinckrodt PLC, 144A	5.625%	10/15/23	CCC	126,000
	Health Care Providers & Services – 0.5% (0.3% of Total Investments)
325	Tenet Healthcare Corp	8.125%	4/01/22	B-	351,813
485	Tenet Healthcare Corp, 144A	6.250%	2/01/27	Ba3	512,281
810	Total Health Care Providers & Services				864,094
	Hotels, Restaurants & Leisure – 0.5% (0.3% of Total Investments)
863	Scientific Games International Inc	10.000%	12/01/22	B-	887,811
	IT Services – 0.3% (0.2% of Total Investments)
500	Genesys Telecommunications Laboratories Inc/Greeneden Lux 3 Sarl/Greeneden US Ho, 144A	10.000%	11/30/24	CCC+	540,000
	Media – 3.0% (1.8% of Total Investments)
100	Charter Communications Operating LLC / Charter Communications Operating Capital	3.579%	7/23/20	BBB-	100,831
213	Clear Channel Worldwide Holdings Inc, 144A	9.250%	2/15/24	B-	234,300
345	DISH DBS Corp	5.125%	5/01/20	B1	348,450
2,835	iHeartCommunications Inc, (5), (7)	9.000%	12/15/19	N/R	—
795	iHeartCommunications Inc, (5), (7)	9.000%	3/01/21	N/R	—
6,046	iHeartCommunications Inc, (5), (7)	14.000%	8/01/21	N/R	—
2,331	iHeartCommunications Inc	8.375%	5/01/27	B-	2,499,869
1,750	iHeartCommunications Inc, 144A	5.250%	8/15/27	BB-	1,805,475
14,415	Total Media				4,988,925
	Oil, Gas & Consumable Fuels – 0.6% (0.3% of Total Investments)
350	MEG Energy Corp, 144A	7.000%	3/31/24	BB-	328,755
400	Oasis Petroleum Inc, 144A	6.250%	5/01/26	B+	272,200
550	Whiting Petroleum Corp	6.625%	1/15/26	BB-	341,000
1,300	Total Oil, Gas & Consumable Fuels				941,955

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Pharmaceuticals – 0.2% (0.1% of Total Investments)
$310	Advanz Pharma Corp	8.000%	9/06/24	B-	$295,275
	Semiconductors & Semiconductor Equipment – 0.1% (0.0% of Total Investments)
106	Advanced Micro Devices Inc	7.500%	8/15/22	BB-	119,517
	Wireless Telecommunication Services – 0.6% (0.3% of Total Investments)
980	Intelsat Connect Finance SA, 144A	9.500%	2/15/23	CCC-	909,048
$32,590	Total Corporate Bonds (cost $19,821,313)				19,911,381

Shares	Description (1)	Value
	COMMON STOCKS – 2.5% (1.5% of Total Investments)
	Diversified Consumer Services – 0.1% (0.0% of Total Investments)
9,343	Cengage Learning Holdings II Inc, (8), (9)	$112,116
	Energy Equipment & Services – 0.2% (0.1% of Total Investments)
28,730	Transocean Ltd	136,467
1,318	Vantage Drilling International, (8), (9)	243,830
	Total Energy Equipment & Services	380,297
	Health Care Providers & Services – 0.0% (0.0% of Total Investments)
13,189	Millennium Health LLC, (8), (9)	79
12,290	Millennium Health LLC, (7), (9)	13,569
11,533	Millennium Health LLC, (7), (9)	11,580
	Total Health Care Providers & Services	25,228
	Internet & Direct Marketing Retail – 0.0% (0.0% of Total Investments)
1,905	Catalina Marketing Corp, (8), (9)	5,715
	Marine – 0.0% (0.0% of Total Investments)
2,279	HGIM Corp, (8), (9)	25,069
	Media – 1.8% (1.1% of Total Investments)
272,893	Clear Channel Outdoor Holdings Inc, (9)	635,841
22,902	Cumulus Media Inc	313,528
135,343	iHeartMedia Inc, (9)	1,940,819
	Total Media	2,890,188
	Pharmaceuticals – 0.0% (0.0% of Total Investments)
4,093	Advanz Pharma Corp, (9)	42,363
	Software – 0.4% (0.3% of Total Investments)
57,839	Avaya Holdings Corp, (9)	699,273
	Specialty Retail – 0.0% (0.0% of Total Investments)
5,454	Gymboree Holding Corp, (8)	2,727

Shares	Description (1)	Value
	Specialty Retail (continued)
14,849	Gymboree Holding Corp, (8)	$7,424
	Total Specialty Retail	10,151
	Total Common Stocks (cost $8,717,805)	4,190,400

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.1% (0.1% of Total Investments)
	Oil, Gas & Consumable Fuels – 0.1% (0.1% of Total Investments)
1,468	Fieldwood Energy LLC, (8), (9)	$31,317
7,268	Fieldwood Energy LLC, (9)	155,048
	Total Common Stock Rights (cost $207,458)	186,365

Shares	Description (1)	Value
	WARRANTS – 0.1% (0.0% of Total Investments)
	Communications Equipment – 0.0% (0.0% of Total Investments)
8,503	Avaya Holdings Corp, (8)	$6,377
	Marine – 0.1% (0.0% of Total Investments)
10,185	HGIM, (8), (9)	101,850
	Total Warrants (cost $972,569)	108,227
	Total Long-Term Investments (cost $281,196,278)	268,535,038

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 4.3% (2.6% of Total Investments)
	INVESTMENT COMPANIES – 4.3% (2.6% of Total Investments)
7,142,560	BlackRock Liquidity Funds T-Fund, (10)	1.584% (11)	$7,142,561
	Total Short-Term Investments (cost $7,142,560)		7,142,561
	Total Investments (cost $288,338,838) – 167.3%		275,677,599
	Borrowings – (4.2)% (12), (13)		(7,000,000)
	Taxable Fund Preferred Shares, net of deferred offering costs – (60.7)% (14)		(100,000,000)
	Other Assets Less Liabilities – (2.4)% (15)		(3,920,438)
	Net Assets Applicable to Common Shares – 100%		$164,757,161
Investments in Derivatives
Credit Default Swaps - OTC Cleared
Referenced Entity	Buy/Sell Protection(16)	Notional Amount	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Premiums Paid (Received)	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
Cardinal Health, Inc.	Buy	$3,000,000	1.000%	Quarterly	12/20/24	$38,528	$36,402	$(2,126)	$5,017
Ford Motor Co.	Buy	2,000,000	5.000	Quarterly	12/20/24	(265,662)	(290,466)	(24,804)	3,774
		$5,000,000				$(227,134)	$(254,064)	$(26,930)	$8,791

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$ —	$244,138,665	$ —	$244,138,665
Corporate Bonds	—	19,911,381	—*	19,911,381
Common Stocks	3,768,291	396,960	25,149	4,190,400
Common Stock Rights	—	186,365	—	186,365
Warrants	—	108,227	—	108,227
Short-Term Investments:
Investment Companies	7,142,561	—	—	7,142,561
Investments in Derivatives:
Credit Default Swaps**	—	(26,930)	—	(26,930)
Total	$10,910,852	$264,714,668	$25,149	$275,650,669

*	Value equals zero as of the end of the reporting period.
**	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(10)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(11)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(12)	Borrowings as a percentage of Total Investments is 2.5%.
(13)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(14)	Taxable Fund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is36.
(15)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(16)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.